11. SEGMENT INFORMATION (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Identifiable Assets	$ 92,088,906	$ 97,395,105
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	49,197,823	49,405,542
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	40,906,174	45,822,245
Australia [Member]
SEGMENT INFORMATION
Identifiable Assets	1,648,267	1,642,736
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	307,175	504,408
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 29,467	$ 20,174